As filed with the Securities and Exchange Commission on November 23, 2004

                                            1933 Act Registration No. 333-113599
                                             1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]

     Pre-Effective Amendment No.      [   ]
                                 ---   ---

     Post-Effective Amendment No. 40  [ X ]
                                 ---   ---
                                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

     Amendment No.  41
                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (412) 288-1900

                             John W. McGonigle, Esq.
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On December 23, 2004 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On ___________ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement

     Part A      -     Prospectus - incorporated by reference to Post Effective
                       Amendment No. 39 to the Registrant's Registration
                       Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004, Edgar
                       Accession Number 0000898432-04-000717.

      Part B      -    Statement of Additional Information - incorporated by
                       reference to Post Effective Amendment No. 39 to the
                       Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September
                       10, 2004, Edgar Accession Number 0000898432-04-000717.

      Part C      -    Other Information - incorporated by reference to Post
                       Effective Amendment No. 39 to the Registrant's
                       Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004,
                       Edgar Accession Number 0000898432-04-000717

      Signature Page

      Powers of Attorney




     The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004 to December 23, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A ("Post-Effective Amendment) under Rule 485(b) of the 1933 Act, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 23rd day of November, 2004.

                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By: /s/ Carter E. Anthony*
                                  ---------------------------------
                                  Carter E. Anthony, President


     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                   Date
---------                             -----                   ----

/s/ Carter E. Anthony*                President               November 23, 2004
---------------------                 (Chief Executive
Carter E. Anthony                     Officer)


/s/ Allen B. Morgan, Jr.*             Trustee                 November 23, 2004
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*                 Treasurer               November 23, 2004
--------------------                  (Chief
Joseph C. Weller                      Financial Officer)


/s/ William Jefferies Mann*           Trustee                 November 23, 2004
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*       Trustee                 November 23, 2004
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*             Trustee                 November 23, 2004
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                    Trustee                 November 23, 2004
-----------------
Mary S. Stone


/s/ W. Randall Pittman*               Trustee                 November 23, 2004
----------------------
W. Randall Pittman


/s/ J. Kenneth Alderman*              Trustee                 November 23, 2004
-----------------------
J. Kenneth Alderman

* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004 in Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A and Power of Attorney filed herewith.

                                POWER OF ATTORNEY

       I, Allen B. Morgan, Jr., Chairman and Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph
C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

       Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                                  Title                    Date
---------                                  -----                    ----

/s/  Allen B. Morgan, Jr.          Trustee                 August 30, 2004
-------------------------
Allen B. Morgan, Jr.